DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

November 30, 2021 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - 98.1%
Basic Materials - 4.4%
Chemicals - 2.6%
Axalta Coating Systems LLC, 144A,
3.375%, 2/15/29	$21,000	$20,036
Chemours Co.
5.375%, 5/15/27(a)	8,000	8,376
144A,5.75%, 11/15/28	47,000	48,254
144A,4.625%, 11/15/29	18,000	17,412
Consolidated Energy Finance SA
144A,6.50%, 5/15/26	16,000	16,471
144A,5.625%, 10/15/28	29,000	27,680
Methanex Corp.
5.125%, 10/15/27	40,000	41,883
5.25%, 12/15/29	25,000	26,159
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	37,000	38,779
144A,4.25%, 5/15/29(a)	27,000	26,511
Olympus Water US Holding Corp.
144A,4.25%, 10/1/28	30,000	28,993
144A,6.25%, 10/1/29	14,000	13,458
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	40,000	37,984
144A,6.625%, 5/1/29(a)	31,000	28,950
TPC Group, Inc., 144A,
10.50%, 8/1/24	45,000	32,052
Tronox, Inc., 144A,
4.625%, 3/15/29	37,000	35,871
Unifrax Escrow Issuer Corp.
144A,5.25%, 9/30/28	32,000	31,510
144A,7.50%, 9/30/29	16,000	15,543
Valvoline, Inc.
144A,4.25%, 2/15/30	13,000	12,920
144A,3.625%, 6/15/31	27,000	25,905
WR Grace Holdings LLC
144A,4.875%, 6/15/27	29,000	28,810
144A,5.625%, 8/15/29	46,000	46,369

(Cost $633,976)		609,926

Forest Products & Paper - 0.1%
Mercer International, Inc.,
5.125%, 2/1/29
(Cost $25,623)	25,000	24,739

Iron/Steel - 0.4%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27(a)	25,000	25,842
144A,4.875%, 3/1/31(a)	33,000	33,274
United States Steel Corp.,
6.875%, 3/1/29(a)	25,000	26,238

(Cost $83,836)		85,354

Mining - 1.3%
Arconic Corp., 144A,
6.125%, 2/15/28(a)	50,000	52,105
Constellium SE, 144A,
3.75%, 4/15/29(a)	25,000	23,805
FMG Resources August 2006 Pty Ltd., 144A,
4.375%, 4/1/31	59,000	59,624
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	17,000	16,737
144A,6.125%, 4/1/29	26,000	27,008
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	15,000	14,724
144A,4.50%, 6/1/31(a)	26,000	25,291
Novelis Corp.
144A,4.75%, 1/30/30	73,000	73,809
144A,3.875%, 8/15/31	22,000	21,265

(Cost $320,531)		314,368

Communications - 19.8%
Advertising - 0.9%
Clear Channel Outdoor Holdings, Inc.
144A,7.75%, 4/15/28(a)	62,000	64,771
144A,7.50%, 6/1/29	21,000	21,613
Midas OpCo Holdings LLC, 144A,
5.625%, 8/15/29	36,000	36,317
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	25,000	25,248
144A,4.25%, 1/15/29(a)	20,000	19,473
144A,4.625%, 3/15/30	20,000	19,763
Terrier Media Buyer, Inc., 144A,
8.875%, 12/15/27	33,000	35,047

(Cost $221,955)		222,232

Internet - 0.6%
Arches Buyer, Inc., 144A,
6.125%, 12/1/28	25,000	25,300
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A,
3.50%, 3/1/29	28,000	26,685
Photo Holdings Merger Sub, Inc., 144A,
8.50%, 10/1/26	32,000	32,178
Uber Technologies, Inc., 144A,
4.50%, 8/15/29	60,000	59,513

(Cost $146,937)		143,676

Media - 11.1%
Altice Financing SA
144A,5.00%, 1/15/28	47,000	44,297
144A,5.75%, 8/15/29	81,000	77,274
AMC Networks, Inc.,
4.25%, 2/15/29	35,000	34,146
Audacy Capital Corp.
144A,6.50%, 5/1/27	17,000	16,647
144A,6.75%, 3/31/29(a)	19,000	18,634
Cable One, Inc., 144A,
4.00%, 11/15/30	21,000	20,244
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,4.50%, 8/15/30	109,000	110,009
144A,4.25%, 2/1/31	119,000	117,443

4.50%, 5/1/32	98,000	97,737
144A,4.50%, 6/1/33	70,000	69,085
144A,4.25%, 1/15/34	97,000	93,362
CSC Holdings LLC
144A,7.50%, 4/1/28	41,000	43,576
144A,6.50%, 2/1/29	69,000	73,045
144A,5.75%, 1/15/30	89,000	87,299
144A,4.125%, 12/1/30	46,000	44,184
144A,4.625%, 12/1/30	92,000	85,721
144A,3.375%, 2/15/31	40,000	36,618
144A,4.50%, 11/15/31	59,000	57,197
144A,5.00%, 11/15/31	20,000	18,735
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A,5.375%, 8/15/26(a)	99,000	44,049
144A,6.625%, 8/15/27	75,000	15,891
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 144A,
5.875%, 8/15/27(a)	91,000	92,763
DISH DBS Corp.
7.75%, 7/1/26	79,000	81,315
144A,5.25%, 12/1/26	109,000	108,261
7.375%, 7/1/28(a)	40,000	39,274
144A,5.75%, 12/1/28	99,000	97,720
5.125%, 6/1/29	60,000	52,806
Gray Escrow II, Inc., 144A,
5.375%, 11/15/31	46,000	46,267
Gray Television, Inc., 144A,
4.75%, 10/15/30(a)	40,000	38,619
iHeartCommunications, Inc., 144A,
4.75%, 1/15/28	25,000	24,841
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	55,000	57,145
144A,5.125%, 7/15/29	30,000	29,939
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	50,000	48,339
144A,8.00%, 8/1/29(a)	24,000	23,432
Nexstar Media, Inc., 144A,
4.75%, 11/1/28(a)	40,000	40,053
Radiate Holdco LLC / Radiate Finance, Inc., 144A,
6.50%, 9/15/28	40,000	38,860
Scripps Escrow II, Inc., 144A,
5.375%, 1/15/31	20,000	20,135
Sinclair Television Group, Inc.
144A,5.125%, 2/15/27	16,000	14,853
144A,5.50%, 3/1/30(a)	25,000	22,685
144A,4.125%, 12/1/30	40,000	36,134
Sirius XM Radio, Inc.
144A,4.125%, 7/1/30	59,000	57,729
144A,3.875%, 9/1/31	59,000	56,002
TEGNA, Inc.
4.625%, 3/15/28	54,000	53,889
5.00%, 9/15/29	32,000	32,152
Univision Communications, Inc.,
144A, 4.50%, 5/1/29	42,000	42,038
UPC Broadband Finco BV, 144A,
4.875%, 7/15/31	42,000	42,504
Virgin Media Finance PLC, 144A,
5.00%, 7/15/30	37,000	35,950
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	60,000	62,431
144A,4.50%, 8/15/30	34,000	33,390
Ziggo Bond Co. BV, 144A,
5.125%, 2/28/30	20,000	20,030
Ziggo BV, 144A,
4.875%, 1/15/30	35,000	35,474

(Cost $2,723,365)		2,590,223

Telecommunications - 7.2%
Altice France Holding SA
144A,10.50%, 5/15/27	20,000	21,548
144A,6.00%, 2/15/28(a)	50,000	46,748
Altice France SA
144A,5.50%, 1/15/28	44,000	43,635
144A,5.125%, 1/15/29	20,000	18,990
144A,5.125%, 7/15/29	95,000	90,487
144A,5.50%, 10/15/29	80,000	77,356
Avaya, Inc., 144A,
6.125%, 9/15/28	33,000	34,216
C&W Senior Financing DAC, 144A,
6.875%, 9/15/27	40,000	41,830
Cincinnati Bell, Inc., 144A,
7.00%, 7/15/24	23,000	23,402
CommScope Technologies LLC
144A,6.00%, 6/15/25	53,000	51,274
144A,5.00%, 3/15/27	37,000	33,308
CommScope, Inc.
144A,6.00%, 3/1/26	54,000	55,317
144A,8.25%, 3/1/27	35,000	34,362
144A,7.125%, 7/1/28	25,000	23,359
144A,4.75%, 9/1/29	53,000	51,365
Connect Finco SARL / Connect US Finco LLC, 144A,
6.75%, 10/1/26	82,000	85,602
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	20,000	19,733
144A,6.50%, 10/1/28	27,000	28,072
DKT Finance ApS, 144A,
9.375%, 6/17/23	13,000	13,195
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	60,000	62,057
144A,5.00%, 5/1/28	57,000	57,265
144A,6.75%, 5/1/29	33,000	34,023
5.875%, 11/1/29	20,000	19,694
144A,6.00%, 1/15/30	49,000	48,292
Iliad Holding SASU
144A,6.50%, 10/15/26	43,000	44,052
144A,7.00%, 10/15/28	33,000	33,882
Level 3 Financing, Inc.
144A,4.25%, 7/1/28	50,000	48,742
144A,3.625%, 1/15/29	20,000	18,404
144A,3.75%, 7/15/29	47,000	43,726

Lumen Technologies, Inc.
144A,5.125%, 12/15/26	36,000	36,121
144A,4.50%, 1/15/29	30,000	28,259
144A,5.375%, 6/15/29	60,000	58,399
Telesat Canada / Telesat LLC
144A,5.625%, 12/6/26	25,000	22,992
144A,4.875%, 6/1/27	11,000	9,637
144A,6.50%, 10/15/27(a)	25,000	19,546
Viasat, Inc.
144A,5.625%, 9/15/25	28,000	28,331
144A,6.50%, 7/15/28	16,000	16,321
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	53,000	50,815
144A,4.75%, 7/15/31	56,000	55,276
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A,
7.75%, 8/15/28(a)	57,000	59,494
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	65,000	62,075
144A,6.125%, 3/1/28	42,000	39,634

(Cost $1,737,643)		1,690,836

Consumer, Cyclical - 19.4%
Airlines - 1.1%
American Airlines Group, Inc., 144A,
3.75%, 3/1/25(a)	20,000	17,846
American Airlines, Inc., 144A,
11.75%, 7/15/25	99,000	120,285
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,
5.75%, 1/20/26	48,000	49,302
United Airlines, Inc., 144A,
4.625%, 4/15/29	81,000	80,674

(Cost $254,746)		268,107

Auto Manufacturers - 0.5%
Allison Transmission, Inc., 144A,
3.75%, 1/30/31	40,000	38,310
Jaguar Land Rover Automotive PLC
144A,4.50%, 10/1/27(a)	40,000	38,355
144A,5.875%, 1/15/28(a)	15,000	15,210
144A,5.50%, 7/15/29	16,000	15,734

(Cost $108,119)		107,609

Auto Parts & Equipment - 1.5%
Adient Global Holdings Ltd., 144A,
4.875%, 8/15/26	29,000	29,072
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	16,000	16,620
6.875%, 7/1/28(a)	20,000	21,394
5.00%, 10/1/29(a)	24,000	22,810
Clarios Global LP / Clarios US Finance Co., 144A,
8.50%, 5/15/27	77,000	81,147
Dana, Inc.,
4.25%, 9/1/30	12,000	11,948
Goodyear Tire & Rubber Co.
144A,5.00%, 7/15/29	30,000	31,370
5.25%, 4/30/31	16,000	16,873
144A,5.25%, 7/15/31	28,000	29,215
5.625%, 4/30/33	22,000	23,382
Tenneco, Inc.
5.00%, 7/15/26(a)	10,000	9,555
144A,7.875%, 1/15/29	14,000	14,986
144A,5.125%, 4/15/29	41,000	39,751

(Cost $348,754)		348,123

Distribution/Wholesale - 0.6%
American Builders & Contractors Supply Co., Inc., 144A,
3.875%, 11/15/29	17,000	16,699
H&E Equipment Services, Inc., 144A,
3.875%, 12/15/28	49,000	47,871
Wolverine Escrow LLC
144A,8.50%, 11/15/24(a)	15,000	14,059
144A,9.00%, 11/15/26	37,000	34,959
144A,13.125%, 11/15/27(a)	25,000	16,562

(Cost $135,597)		130,150

Entertainment - 2.4%
AMC Entertainment Holdings, Inc., 144A,
10.50%, 4/15/25(a)	16,000	16,846
Caesars Entertainment, Inc., 144A,
4.625%, 10/15/29	39,000	38,080
Cedar Fair LP, 5.25%, 7/15/29(a)	24,000	24,661
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.375%, 4/15/27(a)	15,000	15,292
Cinemark USA, Inc.
144A,5.875%, 3/15/26	20,000	19,895
144A,5.25%, 7/15/28(a)	30,000	28,513
Lions Gate Capital Holdings LLC, 144A,
5.50%, 4/15/29(a)	40,000	40,620
Live Nation Entertainment, Inc.
144A,4.75%, 10/15/27	50,000	50,056
144A,3.75%, 1/15/28	10,000	9,630
Mohegan Gaming & Entertainment
144A,7.875%, 10/15/24	10,000	10,444
144A,8.00%, 2/1/26	47,000	48,242
Penn National Gaming, Inc., 144A,
4.125%, 7/1/29(a)	13,000	12,285
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	24,000	24,035
144A,5.875%, 9/1/31	36,000	36,189
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A,
4.625%, 4/16/29	40,000	40,662
Scientific Games International, Inc.
144A,8.25%, 3/15/26	40,000	42,153
144A,7.00%, 5/15/28	50,000	53,188

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,7.75%, 4/15/25	24,000	25,041
144A,5.125%, 10/1/29	26,000	25,459

(Cost $564,186)		561,291

Food Service - 0.4%
Aramark Services, Inc., 144A,
5.00%, 2/1/28	40,000	40,278
TKC Holdings, Inc.
144A,6.875%, 5/15/28	38,000	38,947
144A,10.50%, 5/15/29	20,000	21,068

(Cost $101,014)		100,293

Home Builders - 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	25,000	25,904
144A,4.875%, 2/15/30	17,000	16,973
Century Communities, Inc., 144A,
3.875%, 8/15/29	26,000	25,656
Mattamy Group Corp., 144A,
4.625%, 3/1/30	24,000	23,803
Taylor Morrison Communities, Inc., 144A,
5.125%, 8/1/30	17,000	18,265
Williams Scotsman International, Inc., 144A,
4.625%, 8/15/28	19,000	19,354

(Cost $129,929)		129,955

Home Furnishings - 0.1%
Tempur Sealy International, Inc., 144A,
3.875%, 10/15/31
(Cost $26,064)	26,000	25,160

Housewares - 0.2%
Scotts Miracle-Gro Co.
4.50%, 10/15/29	23,000	23,793
144A,4.00%, 4/1/31	21,000	20,485
144A,4.375%, 2/1/32	13,000	12,902

(Cost $57,773)		57,180

Leisure Time - 3.5%
Carnival Corp.
144A,10.50%, 2/1/26	31,000	35,384
144A,7.625%, 3/1/26	78,000	80,129
144A,5.75%, 3/1/27	140,000	136,545
144A,9.875%, 8/1/27	30,000	33,825
144A,4.00%, 8/1/28	95,000	92,265
144A,6.00%, 5/1/29	66,000	64,311
Life Time, Inc.
144A,5.75%, 1/15/26	40,000	40,597
144A,8.00%, 4/15/26(a)	10,000	10,273
NCL Corp. Ltd.
144A,12.25%, 5/15/24	19,000	22,480
144A,3.625%, 12/15/24	16,000	14,723
144A,10.25%, 2/1/26	36,000	41,286
144A,5.875%, 3/15/26	63,000	61,504
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	21,000	19,853
144A,5.50%, 8/31/26	48,000	46,908
3.70%, 3/15/28(a)	73,000	66,768
144A,5.50%, 4/1/28	8,000	7,798
Viking Cruises Ltd.
144A,5.875%, 9/15/27	35,000	32,555
144A,7.00%, 2/15/29	18,000	17,732

(Cost $841,001)		824,936

Lodging - 3.0%
Boyd Gaming Corp.
4.75%, 12/1/27(a)	29,000	29,473
144A,4.75%, 6/15/31	41,000	40,826
Hilton Domestic Operating Co., Inc.
144A,4.00%, 5/1/31	37,000	37,127
144A,3.625%, 2/15/32	66,000	64,169
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	31,000	30,835
144A,4.875%, 7/1/31	26,000	25,780
Marriott Ownership Resorts, Inc., 144A,
4.50%, 6/15/29	14,000	13,706
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	45,000	44,658
144A,5.25%, 4/26/26	31,000	30,713
144A,5.625%, 7/17/27	34,000	33,653
144A,5.75%, 7/21/28	45,000	44,330
144A,5.375%, 12/4/29	38,000	37,164
MGM Resorts International
5.50%, 4/15/27	20,000	20,867
4.75%, 10/15/28	27,000	27,599
Station Casinos LLC
144A,4.50%, 2/15/28	25,000	25,049
144A,4.625%, 12/1/31	18,000	17,850
Travel + Leisure Co.
144A,6.625%, 7/31/26	37,000	40,062
6.00%, 4/1/27	10,000	10,577
144A,4.50%, 12/1/29	23,000	22,459
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	71,000	71,228
144A,5.25%, 5/15/27(a)	36,000	35,455

(Cost $716,675)		703,580

Retail - 5.5%
1011778 BC ULC / New Red Finance, Inc.
144A,4.375%, 1/15/28	25,000	24,928
144A,3.50%, 2/15/29	35,000	33,707
144A,4.00%, 10/15/30	115,000	109,859

Asbury Automotive Group, Inc.
4.50%, 3/1/28	14,000	14,028
144A,4.625%, 11/15/29	39,000	39,369
4.75%, 3/1/30	16,000	16,066
144A,5.00%, 2/15/32	21,000	21,193
Bath & Body Works, Inc., 144A,
6.625%, 10/1/30	36,000	39,926
Carvana Co.
144A,5.625%, 10/1/25	30,000	30,085
144A,5.50%, 4/15/27	16,000	16,004
144A,5.875%, 10/1/28	18,000	17,984
144A,4.875%, 9/1/29	33,000	31,433
eG Global Finance PLC
144A,6.75%, 2/7/25	21,000	21,201
144A,8.50%, 10/30/25	30,000	30,909
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	31,000	29,404
144A,5.875%, 4/1/29	29,000	26,936
Gap, Inc., 144A, 3.875%, 10/1/31	30,000	28,728
Golden Nugget, Inc., 144A,
6.75%, 10/15/24	54,000	54,070
IRB Holding Corp., 144A,
6.75%, 2/15/26	16,000	16,272
LBM Acquisition LLC, 144A,
6.25%, 1/15/29	33,000	31,645
LCM Investments Holdings II LLC, 144A,
4.875%, 5/1/29	36,000	35,927
Michaels Cos., Inc.
144A,5.25%, 5/1/28	37,000	36,650
144A,7.875%, 5/1/29	50,000	49,734
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,
7.125%, 4/1/26	41,000	42,945
Nordstrom, Inc.
4.375%, 4/1/30(a)	16,000	15,731
4.25%, 8/1/31(a)	21,000	20,125
Party City Holdings, Inc., 144A,
8.75%, 2/15/26	31,000	31,372
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	55,000	55,753
144A,7.75%, 2/15/29	40,000	42,836
QVC, Inc., 4.375%, 9/1/28	20,000	19,589
Rite Aid Corp.
144A,7.50%, 7/1/25	40,000	39,987
144A,8.00%, 11/15/26	29,000	28,897
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	23,000	22,686
144A,4.875%, 11/15/31	18,000	17,667
SRS Distribution, Inc.
144A,4.625%, 7/1/28	24,000	24,083
144A,6.125%, 7/1/29	13,000	13,050
144A,6.00%, 12/1/29	30,000	29,819
Staples, Inc.
144A,7.50%, 4/15/26	78,000	77,561
144A,10.75%, 4/15/27(a)	40,000	36,600
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A,
5.00%, 6/1/31	20,000	19,785

(Cost $1,319,482)		1,294,544

Consumer, Non-cyclical - 19.1%
Agriculture - 0.2%
Vector Group Ltd.
144A,10.50%, 11/1/26	20,000	20,720
144A,5.75%, 2/1/29	37,000	35,249

(Cost $58,728)		55,969

Beverages - 0.1%
Primo Water Holdings, Inc., 144A,
4.375%, 4/30/29
(Cost $29,946)	30,000	29,824

Commercial Services - 3.9%
ADT Security Corp., 144A,
4.125%, 8/1/29	33,000	31,901
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,9.75%, 7/15/27	42,000	44,056
144A,6.00%, 6/1/29(a)	31,000	29,505
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A,
4.625%, 6/1/28	59,000	57,186
APX Group, Inc.
144A,6.75%, 2/15/27	42,000	43,748
144A,5.75%, 7/15/29	17,000	16,604
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,4.75%, 4/1/28	20,000	20,362
144A,5.375%, 3/1/29(a)	17,000	17,422
CoreCivic, Inc.,
8.25%, 4/15/26(a)	22,000	22,693
Garda World Security Corp.
144A,4.625%, 2/15/27	17,000	16,653
144A,9.50%, 11/1/27	30,000	31,564
144A,6.00%, 6/1/29	19,000	18,033
Gartner, Inc., 144A,
3.75%, 10/1/30	25,000	24,983
Hertz Corp.
144A,4.625%, 12/1/26	18,000	17,764
144A,5.00%, 12/1/29	36,000	35,363
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	40,000	39,003
144A,5.75%, 11/1/28(a)	53,000	47,178
Nielsen Finance LLC / Nielsen Finance Co.
144A,5.625%, 10/1/28	50,000	51,144
144A,4.50%, 7/15/29	24,000	23,244
144A,5.875%, 10/1/30	27,000	28,148
144A,4.75%, 7/15/31	24,000	23,318
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	45,000	47,690

144A,3.375%, 8/31/27	60,000	56,862
144A,6.25%, 1/15/28	48,000	48,840
Sabre GLBL, Inc.
144A,9.25%, 4/15/25	31,000	34,535
144A,7.375%, 9/1/25	34,000	35,241
Service Corp. International,
4.00%, 5/15/31	32,000	31,982
Sotheby’s, 144A,
7.375%, 10/15/27(a)	25,000	26,179

(Cost $940,582)		921,201

Cosmetics/Personal Care - 0.5%
Coty, Inc.
144A,5.00%, 4/15/26	29,000	29,600
144A,6.50%, 4/15/26	28,000	28,664
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	30,000	31,329
144A,4.125%, 4/1/29	20,000	19,738

(Cost $108,413)		109,331

Food - 1.7%
B&G Foods, Inc.,
5.25%, 9/15/27	20,000	20,364
Lamb Weston Holdings, Inc.
144A,4.125%, 1/31/30	35,000	34,970
144A,4.375%, 1/31/32	33,000	32,868
Performance Food Group, Inc.,
144A, 4.25%, 8/1/29	40,000	38,517
Post Holdings, Inc.
144A,5.625%, 1/15/28	37,000	38,143
144A,5.50%, 12/15/29	25,000	25,860
144A,4.625%, 4/15/30	65,000	64,285
144A,4.50%, 9/15/31	76,000	73,291
Sigma Holdco BV, 144A,
7.875%, 5/15/26(a)	30,000	29,119
US Foods, Inc.
144A,4.75%, 2/15/29	35,000	35,480
144A,4.625%, 6/1/30	16,000	16,101

(Cost $414,817)		408,998

Healthcare-Products - 1.3%
Avantor Funding, Inc., 144A,
3.875%, 11/1/29	29,000	29,006
Mozart Debt Merger Sub, Inc.
144A,3.875%, 4/1/29	178,000	176,045
144A,5.25%, 10/1/29	99,000	99,168

(Cost $306,744)		304,219

Healthcare-Services - 4.4%
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	89,000	91,427
144A,6.875%, 4/1/28(a)	45,000	42,642
144A,6.00%, 1/15/29	35,000	36,451
144A,6.875%, 4/15/29	65,000	64,069
144A,6.125%, 4/1/30	48,000	46,081
144A,4.75%, 2/15/31	35,000	34,530
DaVita, Inc.
144A,4.625%, 6/1/30	113,000	111,517
144A,3.75%, 2/15/31	57,000	52,909
Encompass Health Corp.
4.75%, 2/1/30	30,000	30,227
4.625%, 4/1/31	15,000	14,920
Envision Healthcare Corp., 144A,
8.75%, 10/15/26	41,000	25,007
Legacy LifePoint Health LLC, 144A,
4.375%, 2/15/27	45,000	44,387
LifePoint Health, Inc., 144A,
5.375%, 1/15/29	10,000	9,671
MEDNAX, Inc., 144A,
6.25%, 1/15/27(a)	35,000	36,574
Molina Healthcare, Inc., 144A,
3.875%, 5/15/32	27,000	26,502
Radiology Partners, Inc., 144A,
9.25%, 2/1/28	28,000	28,767
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A,
9.75%, 12/1/26	56,000	58,860
Select Medical Corp., 144A,
6.25%, 8/15/26	37,000	38,895
Tenet Healthcare Corp.
144A,6.25%, 2/1/27	40,000	41,496
144A,4.625%, 6/15/28	30,000	30,645
144A,6.125%, 10/1/28	110,000	113,025
144A,4.25%, 6/1/29	48,000	47,601

(Cost $1,039,276)		1,026,203

Household Products/Wares - 0.4%
Central Garden & Pet Co.
4.125%, 10/15/30(a)	25,000	25,255
144A,4.125%, 4/30/31	12,000	12,060
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
144A,5.00%, 12/31/26	10,000	9,940
144A,7.00%, 12/31/27(a)	28,000	26,944
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	11,000	10,578

(Cost $87,036)		84,777

Pharmaceuticals - 6.6%
AdaptHealth LLC
144A,4.625%, 8/1/29	16,000	15,700
144A,5.125%, 3/1/30	29,000	28,737
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	60,000	62,925
144A,8.50%, 1/31/27	50,000	51,527
Bausch Health Cos., Inc.
144A,6.125%, 4/15/25	96,000	97,088
144A,9.00%, 12/15/25	60,000	62,711
144A,5.75%, 8/15/27	65,000	66,427
144A,7.00%, 1/15/28	11,000	10,640
144A,5.00%, 1/30/28	50,000	44,499
144A,4.875%, 6/1/28	53,000	52,314
144A,6.25%, 2/15/29	98,000	88,984
144A,7.25%, 5/30/29	25,000	23,761
144A,5.25%, 1/30/30	70,000	59,852

144A,5.25%, 2/15/31	35,000	30,100
Cheplapharm Arzneimittel GmbH, 144A,
5.50%, 1/15/28	17,000	17,032
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
144A,9.50%, 7/31/27(a)	30,000	30,250
144A,6.00%, 6/30/28(a)	65,000	49,887
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A,
6.125%, 4/1/29	52,000	51,047
HLF Financing Sarl LLC / Herbalife International, Inc., 144A,
4.875%, 6/1/29	20,000	18,825
Jazz Securities DAC, 144A,
4.375%, 1/15/29	59,000	60,222
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	83,000	82,954
144A,5.125%, 4/30/31	79,000	80,738
Par Pharmaceutical, Inc., 144A,
7.50%, 4/1/27	68,000	68,784
Prestige Brands, Inc., 144A,
3.75%, 4/1/31	18,000	17,274
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 4/15/24	50,000	52,100
7.125%, 1/31/25	40,000	42,789
3.15%, 10/1/26	160,000	150,002
4.75%, 5/9/27	36,000	35,979
6.75%, 3/1/28(a)	50,000	53,610
5.125%, 5/9/29	28,000	27,414

(Cost $1,591,553)		1,534,172

Energy - 11.3%
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28	30,000	31,267
144A,4.75%, 1/15/30	25,000	25,430

(Cost $58,136)		56,697

Oil & Gas - 6.3%
Antero Resources Corp.
144A,7.625%, 2/1/29	19,000	20,647
144A,5.375%, 3/1/30	28,000	28,928
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	25,000	25,412
144A,5.875%, 6/30/29	16,000	15,786
Callon Petroleum Co.
6.125%, 10/1/24	25,000	24,073
144A,8.00%, 8/1/28(a)	24,000	23,538
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A,
11.00%, 4/15/25(a)	20,000	21,840
Citgo Holding, Inc., 144A,
9.25%, 8/1/24	72,000	70,343
CITGO Petroleum Corp.
144A,7.00%, 6/15/25	28,000	28,290
144A,6.375%, 6/15/26	20,000	20,046
CNX Resources Corp.
144A,7.25%, 3/14/27	30,000	31,735
144A,6.00%, 1/15/29	20,000	20,513
Colgate Energy Partners III LLC, 144A,
5.875%, 7/1/29	25,000	24,833
Comstock Resources, Inc.
144A,6.75%, 3/1/29	42,000	43,767
144A,5.875%, 1/15/30	41,000	41,091
CrownRock LP / CrownRock Finance, Inc.
144A,5.625%, 10/15/25	53,000	53,482
144A,5.00%, 5/1/29	12,000	12,091
CVR Energy, Inc.
144A,5.25%, 2/15/25(a)	40,000	38,195
144A,5.75%, 2/15/28	8,000	7,576
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	14,000	14,242
144A,5.75%, 2/1/29	22,000	21,898
144A,6.00%, 2/1/31	35,000	35,131
Laredo Petroleum, Inc.
9.50%, 1/15/25	29,000	28,915
144A,7.75%, 7/31/29(a)	13,000	12,323
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27	24,000	25,398
144A,REGS, 6.75%, 6/30/30	22,000	23,183
Matador Resources Co.,
5.875%, 9/15/26	45,000	45,782
MEG Energy Corp.
144A,7.125%, 2/1/27	35,000	36,106
144A,5.875%, 2/1/29	35,000	34,768
Moss Creek Resources Holdings, Inc., 144A,
7.50%, 1/15/26	52,000	45,919
Murphy Oil Corp.
5.75%, 8/15/25	18,000	18,332
5.875%, 12/1/27	28,000	28,560
6.375%, 7/15/28	20,000	20,638
Nabors Industries Ltd., 144A,
7.25%, 1/15/26	22,000	18,970
Nabors Industries, Inc.,
5.75%, 2/1/25	25,000	20,947
Parkland Corp.
144A,4.50%, 10/1/29	37,000	36,425
144A,4.625%, 5/1/30	31,000	30,436
PBF Holding Co. LLC / PBF Finance Corp.
144A,9.25%, 5/15/25(a)	49,000	45,306
6.00%, 2/15/28	57,000	34,164
PDC Energy, Inc.
6.125%, 9/15/24	7,000	7,071
5.75%, 5/15/26	24,000	24,285
Puma International Financing SA, 144A,
5.125%, 10/6/24	50,000	50,030
Range Resources Corp., 144A,
8.25%, 1/15/29	25,000	27,529
SM Energy Co.
6.75%, 9/15/26(a)	27,000	27,128
6.625%, 1/15/27(a)	12,000	12,088

6.50%, 7/15/28(a)	11,000	11,126
Southwestern Energy Co.,
5.375%, 3/15/30	44,000	45,898
Sunoco LP / Sunoco Finance Corp.
4.50%, 5/15/29	27,000	26,683
144A,4.50%, 4/30/30	31,000	30,735
Transocean, Inc.
144A,7.25%, 11/1/25	15,000	11,065
144A,7.50%, 1/15/26	24,000	17,099
144A,11.50%, 1/30/27	27,000	25,441
144A,8.00%, 2/1/27	25,000	17,060

(Cost $1,476,138)		1,462,867

Oil & Gas Services - 0.9%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	25,000	26,051
144A,6.25%, 4/1/28	27,000	27,735
CGG SA, 144A, 8.75%, 4/1/27(a)	15,000	14,621
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	34,000	34,668
6.875%, 9/1/27	27,000	27,755
Weatherford International Ltd.
144A,6.50%, 9/15/28	18,000	18,518
144A,8.625%, 4/30/30	65,000	63,781

(Cost $217,706)		213,129

Pipelines - 3.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	25,000	25,195
144A,5.75%, 1/15/28	22,000	22,656
144A,5.375%, 6/15/29	33,000	33,429
Buckeye Partners LP, 144A,
4.50%, 3/1/28	30,000	29,172
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A,
5.50%, 6/15/31	55,000	55,835
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
144A,5.625%, 5/1/27	25,000	25,060
144A,6.00%, 2/1/29	30,000	30,406
EnLink Midstream LLC,
5.375%, 6/1/29	15,000	15,096
EQM Midstream Partners LP
144A,6.50%, 7/1/27	31,000	33,552
144A,4.50%, 1/15/29	45,000	44,750
144A,4.75%, 1/15/31	35,000	35,422
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	35,000	34,293
8.00%, 1/15/27	34,000	33,789
7.75%, 2/1/28	26,000	25,481
Hess Midstream Operations LP, 144A,
4.25%, 2/15/30	27,000	26,167
ITT Holdings LLC, 144A,
6.50%, 8/1/29	49,000	47,702
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	44,000	42,356
144A,6.50%, 9/30/26	65,000	61,598
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,
7.50%, 2/1/26	83,000	83,096
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23(a)	20,000	19,046
NuStar Logistics LP
5.625%, 4/28/27	15,000	15,351
6.375%, 10/1/30	31,000	32,980
Rockies Express Pipeline LLC, 144A,
4.95%, 7/15/29	19,000	19,972
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,7.50%, 10/1/25	15,000	15,945
144A,6.00%, 3/1/27	35,000	35,964
144A,5.50%, 1/15/28	20,000	19,577
144A,6.00%, 12/31/30	30,000	29,691
144A,6.00%, 9/1/31	20,000	19,396

(Cost $924,656)		912,977

Financial - 9.6%
Banks - 0.5%
Freedom Mortgage Corp.
144A,8.25%, 4/15/25	22,000	21,940
144A,7.625%, 5/1/26	24,000	23,169
144A,6.625%, 1/15/27	31,000	29,130
Intesa Sanpaolo SpA, 144A,
4.198%, 6/1/32	30,000	30,114

(Cost $107,091)		104,353

Diversified Financial Services - 3.3%
Coinbase Global, Inc.
144A,3.375%, 10/1/28	33,000	30,949
144A,3.625%, 10/1/31	40,000	37,067
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A,
5.00%, 8/15/28	33,000	33,062
LD Holdings Group LLC
144A,6.50%, 11/1/25	11,000	10,537
144A,6.125%, 4/1/28(a)	32,000	29,447
LPL Holdings, Inc., 144A,
4.375%, 5/15/31	15,000	15,099
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28	43,000	43,950
144A,5.625%, 1/15/30	13,000	12,318
Nationstar Mortgage Holdings, Inc.
144A,6.00%, 1/15/27	15,000	15,516
144A,5.50%, 8/15/28	30,000	29,935
144A,5.125%, 12/15/30	45,000	43,335
144A,5.75%, 11/15/31	17,000	16,653
Navient Corp.
6.75%, 6/15/26	14,000	15,156
5.00%, 3/15/27	28,000	28,160
4.875%, 3/15/28	25,000	24,381
5.50%, 3/15/29	31,000	30,635

NFP Corp.
144A,4.875%, 8/15/28	13,000	12,823
144A,6.875%, 8/15/28	76,000	75,430
OneMain Finance Corp.
3.875%, 9/15/28	35,000	33,816
5.375%, 11/15/29	17,000	17,924
4.00%, 9/15/30	41,000	39,627
PennyMac Financial Services, Inc.
144A,5.375%, 10/15/25	21,000	21,145
144A,4.25%, 2/15/29	23,000	21,197
144A,5.75%, 9/15/31	25,000	24,332
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A,
4.00%, 10/15/33	31,000	30,279
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	30,000	29,923
144A,5.75%, 6/15/27	20,000	19,734
144A,5.50%, 4/15/29	29,000	27,671

(Cost $789,767)		770,101

Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.
144A,7.00%, 11/15/25	45,000	44,718
144A,4.25%, 2/15/29	35,000	32,693
144A,6.00%, 8/1/29	25,000	23,969
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A,
5.875%, 11/1/29	16,000	15,653
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,4.25%, 10/15/27	22,000	21,491
144A,6.75%, 10/15/27	55,000	55,698
AssuredPartners, Inc.
144A,7.00%, 8/15/25	20,000	19,874
144A,5.625%, 1/15/29	25,000	24,065
HUB International Ltd.
144A,7.00%, 5/1/26	65,000	66,468
144A,5.625%, 12/1/29	20,000	19,992

(Cost $329,883)		324,621

Real Estate - 0.6%
Howard Hughes Corp.
144A,4.125%, 2/1/29	23,000	22,700
144A,4.375%, 2/1/31	20,000	19,817
Kennedy-Wilson, Inc.
4.75%, 3/1/29	18,000	18,267
4.75%, 2/1/30	37,000	37,222
5.00%, 3/1/31	18,000	18,416
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A,
5.75%, 1/15/29	30,000	30,389

(Cost $148,600)		146,811

Real Estate Investment Trusts - 3.2%
Apollo Commercial Real Estate Finance, Inc., 144A,
4.625%, 6/15/29	24,000	22,830
Blackstone Mortgage Trust, Inc., 144A,
3.75%, 1/15/27	16,000	15,783
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26(a)	46,000	47,387
144A,4.50%, 4/1/27	24,000	22,841
Diversified Healthcare Trust
4.75%, 2/15/28	22,000	20,877
4.375%, 3/1/31	19,000	17,790
Iron Mountain, Inc.
144A,5.00%, 7/15/28	15,000	15,258
144A,4.875%, 9/15/29	29,000	29,462
144A,5.25%, 7/15/30	50,000	50,980
144A,4.50%, 2/15/31	40,000	39,339
144A,5.625%, 7/15/32	41,000	42,818
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	35,000	34,864
144A,4.75%, 6/15/29	19,000	18,939
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	17,000	17,573
144A,4.875%, 5/15/29	42,000	42,061
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	16,000	16,070
144A,4.50%, 2/15/29	26,000	25,387
RLJ Lodging Trust LP, 144A, 4.00%, 9/15/29	20,000	19,532
Service Properties Trust
7.50%, 9/15/25	55,000	58,435
5.50%, 12/15/27	45,000	45,722
3.95%, 1/15/28	10,000	9,025
4.95%, 10/1/29	33,000	30,894
4.375%, 2/15/30	10,000	9,025
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A,
6.00%, 1/15/30	25,000	23,341
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,4.75%, 4/15/28(a)	23,000	22,480
144A,6.50%, 2/15/29	48,000	46,407
XHR LP, 144A, 4.875%, 6/1/29	15,000	15,135

(Cost $771,392)		760,255

Venture Capital - 0.6%
Compass Group Diversified Holdings LLC, 144A,
5.25%, 4/15/29	58,000	59,783
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 5/15/27	55,000	55,867

4.375%, 2/1/29	32,000	31,023

(Cost $149,107)		146,673

Industrial - 8.1%
Aerospace/Defense - 2.5%
Bombardier, Inc.
144A,7.50%, 12/1/24	55,000	57,141
144A,7.50%, 3/15/25	50,000	51,040
144A,7.125%, 6/15/26	47,000	48,586
144A,7.875%, 4/15/27(a)	75,000	77,307
144A,6.00%, 2/15/28	32,000	31,789
Spirit AeroSystems, Inc.,
4.60%, 6/15/28(a)	28,000	26,558
TransDigm, Inc.
7.50%, 3/15/27	25,000	26,089
5.50%, 11/15/27	149,000	150,622
4.625%, 1/15/29	10,000	9,616
4.875%, 5/1/29(a)	35,000	34,099
Triumph Group, Inc.
144A,8.875%, 6/1/24	14,000	15,356
144A,6.25%, 9/15/24	50,000	50,285

(Cost $571,741)		578,488

Building Materials - 1.3%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	17,000	18,077
144A,4.25%, 2/1/32	45,000	45,267
Griffon Corp., 5.75%, 3/1/28	35,000	36,146
SRM Escrow Issuer LLC, 144A,
6.00%, 11/1/28	48,000	49,739
Standard Industries, Inc.
144A,4.75%, 1/15/28	45,000	45,344
144A,4.375%, 7/15/30	44,000	43,350
144A,3.375%, 1/15/31	42,000	38,759
Summit Materials LLC / Summit Materials Finance Corp., 144A,
5.25%, 1/15/29	30,000	31,321

(Cost $314,083)		308,003

Electrical Components & Equipment - 0.3%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	31,000	30,612
144A,4.375%, 3/31/29	44,000	41,735

(Cost $75,734)		72,347

Engineering & Construction - 0.2%
Brand Industrial Services, Inc., 144A,
8.50%, 7/15/25
(Cost $45,787)	45,000	44,430

Environmental Control - 0.8%
Covanta Holding Corp.,
5.00%, 9/1/30	15,000	15,108
GFL Environmental, Inc.
144A,4.00%, 8/1/28	34,000	33,024
144A,4.75%, 6/15/29	24,000	24,028
144A,4.375%, 8/15/29	28,000	27,270
Madison IAQ LLC
144A,4.125%, 6/30/28	23,000	22,286
144A,5.875%, 6/30/29	42,000	40,474
Stericycle, Inc., 144A,
3.875%, 1/15/29	15,000	14,646

(Cost $182,126)		176,836

Machinery-Diversified - 0.4%
TK Elevator Holdco GmbH, 144A,
7.625%, 7/15/28	28,000	29,286
TK Elevator US Newco, Inc., 144A,
5.25%, 7/15/27	56,000	57,034

(Cost $88,637)		86,320

Miscellaneous Manufacturing - 0.2%
FXI Holdings, Inc.
144A,7.875%, 11/1/24	20,000	20,327
144A,12.25%, 11/15/26	25,000	28,039

(Cost $47,638)		48,366

Packaging & Containers - 1.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A,
4.00%, 9/1/29	33,000	32,123
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 8/15/27	55,000	54,036
144A,5.25%, 8/15/27	30,000	29,474
Cascades, Inc./Cascades USA, Inc., 144A,
5.375%, 1/15/28	25,000	25,868
LABL, Inc.
144A,6.75%, 7/15/26	28,000	28,759
144A,10.50%, 7/15/27	31,000	32,461
144A,5.875%, 11/1/28	20,000	19,838
144A,8.25%, 11/1/29	16,000	15,310
Mauser Packaging Solutions Holding Co.
144A,5.50%, 4/15/24	40,000	40,097
144A,7.25%, 4/15/25(a)	60,000	58,946
OI European Group BV, 144A,
4.75%, 2/15/30	16,000	16,006
Owens-Brockway Glass Container, Inc., 144A,
6.625%, 5/13/27	30,000	31,453
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 144A,
4.00%, 10/15/27	30,000	28,839
Trivium Packaging Finance BV, 144A,
8.50%, 8/15/27	28,000	29,324

(Cost $450,948)		442,534

Transportation - 0.1%
Seaspan Corp., 144A,
5.50%, 8/1/29
(Cost $30,089)	30,000	29,829

Trucking & Leasing - 0.4%
Fortress Transportation and Infrastructure Investors LLC
144A,6.50%, 10/1/25	43,000	43,914
144A,9.75%, 8/1/27	35,000	38,965
144A,5.50%, 5/1/28	22,000	21,608

(Cost $104,593)		104,487

Technology - 3.7%
Computers - 1.4%
Booz Allen Hamilton, Inc., 144A,
4.00%, 7/1/29	18,000	18,117
Diebold Nixdorf, Inc.
8.50%, 4/15/24(a)	14,000	13,845
144A,9.375%, 7/15/25	25,000	26,588
Exela Intermediate LLC / Exela Finance, Inc., 144A,
10.00%, 7/15/23	38,000	30,869
NCR Corp.
144A,5.00%, 10/1/28	26,000	26,296
144A,5.125%, 4/15/29	47,000	47,797
144A,6.125%, 9/1/29	25,000	26,549
144A,5.25%, 10/1/30	15,000	15,238
Seagate HDD Cayman
4.091%, 6/1/29	24,000	24,630
144A,3.125%, 7/15/29	16,000	15,260
4.125%, 1/15/31	19,000	19,174
144A,3.375%, 7/15/31	22,000	20,973
Vericast Corp., 144A,
11.00%, 9/15/26	48,894	51,155

(Cost $340,106)		336,491

Office/Business Equipment - 0.3%
Pitney Bowes, Inc., 144A,
6.875%, 3/15/27(a)	16,000	16,480
Xerox Holdings Corp.
144A,5.00%, 8/15/25	15,000	15,449
144A,5.50%, 8/15/28(a)	35,000	35,340

(Cost $68,306)		67,269

Semiconductors - 0.1%
ams AG, 144A, 7.00%, 7/31/25(a)
(Cost $21,493)	20,000	21,110

Software - 1.9%
Black Knight InfoServ LLC, 144A,
3.625%, 9/1/28	50,000	48,775
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	30,000	29,536
144A,4.875%, 7/1/29	44,000	43,158
MicroStrategy, Inc., 144A,
6.125%, 6/15/28	19,000	19,083
Open Text Corp., 144A,
3.875%, 12/1/29	42,000	41,819
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	32,000	31,887
144A,4.125%, 12/1/31	23,000	22,866
Rackspace Technology Global, Inc.
144A,3.50%, 2/15/28	35,000	32,870
144A,5.375%, 12/1/28	13,000	12,567
ROBLOX Corp., 144A,
3.875%, 5/1/30	40,000	40,167
Twilio, Inc.,
3.875%, 3/15/31	15,000	14,918
Veritas US, Inc. / Veritas Bermuda Ltd., 144A,
7.50%, 9/1/25	68,000	70,133
Ziff Davis, Inc., 144A,
4.625%, 10/15/30	27,000	27,256

(Cost $440,119)		435,035

Utilities - 2.7%
Electric - 2.7%
Calpine Corp.
144A,4.50%, 2/15/28	50,000	49,820
144A,5.125%, 3/15/28	45,000	44,660
144A,4.625%, 2/1/29	10,000	9,590
144A,5.00%, 2/1/31	45,000	43,377
144A,3.75%, 3/1/31	40,000	38,178
Clearway Energy Operating LLC, 144A,
3.75%, 2/15/31	37,000	36,631
NRG Energy, Inc.
144A,3.625%, 2/15/31	41,000	38,990
144A,3.875%, 2/15/32	44,000	42,305
PG&E Corp.
5.00%, 7/1/28	30,000	30,944
5.25%, 7/1/30	51,000	52,360
Talen Energy Supply LLC
6.50%, 6/1/25	25,000	14,055
144A,10.50%, 1/15/26	30,000	18,458
144A,7.25%, 5/15/27	33,000	30,698
144A,6.625%, 1/15/28	21,000	19,212
Vistra Operations Co. LLC
144A,5.625%, 2/15/27	55,000	56,562
144A,5.00%, 7/31/27	55,000	55,667
144A,4.375%, 5/1/29	46,000	45,221

(Cost $658,076)		626,728

TOTAL CORPORATE BONDS
(Cost $23,486,253)		22,983,733

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $1,527,079)	1,527,079	1,527,079

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $119,219)	119,219	119,219

TOTAL INVESTMENTS - 105.1%
(Cost $25,132,551)		$24,630,031
Other assets and liabilities, net - (5.1%)		(1,200,984)

NET ASSETS - 100.0%		$23,429,047

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
1,444,823	82,256 (d)	—	—	—	32	—	1,527,079	1,527,079
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
171,850	552,363	(604,994)	—	—	12	—	119,219	119,219

1,616,673	634,619	(604,994)	—	—	44	—	1,646,298	1,646,298

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $2,002,604, which is 8.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $554,546.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$22,983,733	$—	$22,983,733
Short-Term Investments (e)	1,646,298	—	—	1,646,298

TOTAL	$1,646,298	$22,983,733	$—	$24,630,031

(e)	See Schedule of Investments for additional detailed categorizations.